Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT
The classes of property, plant and equipment as of December 31 are summarized as follows ($ in millions):

	2018	2017
Land and improvements	$24.7	$25.3
Buildings	152.4	149.8
Machinery and equipment	459.7	410.2
Gross property, plant and equipment	636.8	585.3
Less: accumulated depreciation	(375.2)	(354.1)
Property, plant and equipment, net	$261.6	$231.2